Exhibit 99.1

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: January 13, 2009

DATES
Cutoff Date	2/29/2008
Closing Date	3/31/2008
Collection Period	10
Collection Period Beginning Date	12/01/2008
Collection Period Ending Date	12/31/2008
LIBOR Determination Date	12/11/2008
Payment Date	1/15/2009

I DEAL SUMMARY

	Initial Balance	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Note Factor	Final Maturity
Class A-1 Notes	$201,000,000.00	$0.00	$0.00	$0.00	0.00000	4/15/2009
Class A-2-A Notes	$102,000,000.00	$94,250,944.03	$8,289,574.34	$85,961,369.69	0.84276	2/15/2011
Class A-2-B Notes	$143,000,000.00	$132,136,127.41	$11,621,658.14	$120,514,469.27	0.84276	2/15/2011
Class A-3-A Notes	$157,000,000.00	$157,000,000.00	$0.00	$157,000,000.00	1.00000	1/17/2012
Class A-4-A Notes	$117,000,000.00	$117,000,000.00	$0.00	$117,000,000.00	1.00000	1/15/2013
Class A-4-B Notes	$30,000,000.00	$30,000,000.00	$0.00	$30,000,000.00	1.00000	1/15/2013
Class B Notes	$20,925,000.00	$20,925,000.00	$0.00	$20,925,000.00	1.00000	12/15/2015
Class C Notes	$20,514,000.00	$20,514,000.00	$0.00	$20,514,000.00	1.00000	12/15/2015
Class D Notes	$23,386,000.00	$23,386,000.00	$0.00	$23,386,000.00	1.00000	12/15/2015

Total Securities	$814,825,000.00	$595,212,071.44	$19,911,232.48	$575,300,838.96	0.70604
Overcollateralization	$5,748,733.90	$13,539,466.61		$13,539,466.61
Reserve Account Balance	$2,051,422.03	$2,071,779.94		$2,073,917.53
Net Pool Balance	$820,573,733.90	$608,751,538.05		$588,840,305.57

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	2.73023%	$0.00	$0.00
Class A-2-A Notes	3.58000%	$94,250,944.03	$281,181.98
Class A-2-B Notes (1ML + 1.25%)	2.44500%	$132,136,127.41	$278,201.60
Class A-3-A Notes	4.07000%	$157,000,000.00	$532,491.67
Class A-4-A Notes	4.81000%	$117,000,000.00	$468,975.00
Class A-4-B Notes (1ML + 2.00%)	3.19500%	$30,000,000.00	$82,537.50
Class B Notes	5.51000%	$20,925,000.00	$96,080.63
Class C Notes	6.08000%	$20,514,000.00	$103,937.60
Class D Notes	6.66000%	$23,386,000.00	$129,792.30

		$595,212,071.44	$1,973,198.28

	Principal Payments per $1,000 of Original Face Amount	Interest Payments per $1,000 of Original Face Amount	Total Payments per $1,000 of Original Face Amount
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$81.27	$2.76	$84.03
Class A-2-B Notes	$81.27	$1.95	$83.22
Class A-3-A Notes	$0.00	$3.39	$3.39
Class A-4-A Notes	$0.00	$4.01	$4.01
Class A-4-B Notes	$0.00	$2.75	$2.75
Class B Notes	$0.00	$4.59	$4.59
Class C Notes	$0.00	$5.07	$5.07
Class D Notes	$0.00	$5.55	$5.55

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: January 13, 2009

II AVAILABLE FUNDS
Interest Collections	$4,164,782.74
Principal Collections	$18,093,545.41
Liquidation Proceeds	$487,715.21
Recoveries	$186,129.63
Total Fees Advanced to Servicer	$(45,508.94)

Total Collections	$22,886,664.05
Repurchase Amounts Related to Principal	$214,556.86
Repurchase Amounts Related to Interest	$268.62

Total Repurchases	$214,825.48
Reserve Account Draw Amount	$0.00
Net Swap Receipt - Class A-2-B	$0.00
Net Swap Receipt - Class A-4-B	$0.00
Total Net Swap Receipts	$0.00

Total Available Funds	$23,101,489.53

III DISTRIBUTIONS
	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fees	$253,646.47	$253,646.47	$0.00	$0.00	$22,847,843.06
Net Swap Payment - Class A-2-B	$120,959.61	$120,959.61	$0.00	$0.00	$22,726,883.44
Net Swap Payment - Class A-4-B	$39,587.50	$39,587.50	$0.00	$0.00	$22,687,295.94
Senior Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$22,687,295.94
Class A-1 Note Interest	$0.00	$0.00	$0.00	$0.00	$22,687,295.94
Class A-2-A Note Interest	$281,181.98	$281,181.98	$0.00	$0.00	$22,406,113.96
Class A-2-B Note Interest	$278,201.60	$278,201.60	$0.00	$0.00	$22,127,912.35
Class A-3-A Note Interest	$532,491.67	$532,491.67	$0.00	$0.00	$21,595,420.69
Class A-4-A Note Interest	$468,975.00	$468,975.00	$0.00	$0.00	$21,126,445.69
Class A-4-B Note Interest	$82,537.50	$82,537.50	$0.00	$0.00	$21,043,908.19
First Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$21,043,908.19
Class B Note Interest	$96,080.63	$96,080.63	$0.00	$0.00	$20,947,827.56
Second Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$20,947,827.56
Class C Note Interest	$103,937.60	$103,937.60	$0.00	$0.00	$20,843,889.96
Third Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$20,843,889.96
Class D Note Interest	$129,792.30	$129,792.30	$0.00	$0.00	$20,714,097.66
Fourth Allocation of Principal	$6,371,765.87	$6,371,765.87	$0.00	$0.00	$14,342,331.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,342,331.79
Regular Principal Distribution Amount	$13,539,466.61	$13,539,466.61	$0.00	$0.00	$802,865.18
Subordinated Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$802,865.18
Owner & Indenture Trustee Fees	$0.00	$0.00	$0.00	$0.00	$802,865.18
Remaining Funds to Residual Certificateholder	$802,865.18	$802,865.18	$(0.00)	$0.00	$(0.00)

	$23,101,489.53	$23,101,489.53

Principal Payment:
First Allocation of Principal	$0.00
Second Allocation of Principal	$0.00
Third Allocation of Principal	$0.00
Fourth Allocation of Principal	$6,371,765.87
Regular Principal Distribution Amount	$13,539,466.61

Total	$19,911,232.48

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: January 13, 2009

IV POOL INFORMATION

	Initial Period	Beginning of Current Period	End of Current Period	Pool Factor
Pool Balance	$820,573,733.90	$608,751,538.05	$588,840,305.57	0.717596
Number of Receivables Outstanding	50,188	43,591	42,945
Weighted Average Contract Rate	8.2025	8.2239	8.2303
Weighted Average Remaining Term (mos)	57	49	48

V OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance	$2,051,422.00
Target Credit Enhancement Overcollateralization Amount	$13,539,466.61
Beginning Period Overcollateralization Amount	$13,539,466.61
Ending Period Overcollateralization Amount	$13,539,466.61

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance	$2,051,422.00
Beginning Reserve Account Balance	$2,071,779.94
Reserve Account Deposits Made	$2,137.59
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$2,073,917.53

VII LOSS & DELINQUENCY INFORMATION
	# of Receivables	Amount
Realized Losses for Collection Period	89	$1,115,415.00
(Recoveries for Collection Period)	25	$186,129.63

Losses Net of Recoveries for Collection Period	64	$929,285.37
Annualized Losses Net of Recoveries for Collection Period as % of Ending Pool Balance		0.1132%
Cumulative Losses Net of Recoveries for All Collection Period	423	6,384,198.88
Cumulative Losses Net of Recoveries as % of Initial Pool Balance		0.7780%
Receivables 30-59 Days Delinquent	438	$6,745,519.65
As % of Ending Pool Balance	1.02%	1.15%
Receivables 60-89 Days Delinquent	122	$2,117,936.00
As % of Ending Pool Balance	0.28%	0.36%
Receivables 90+ Days Delinquent	80	$977,631.13
As % of Ending Pool Balance	0.19%	0.17%
Total Delinquencies	640	$9,841,086.78
As % of Ending Pool Balance	1.49%	1.67%

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